FAIR VALUE MEASUREMENTS - Contingent Consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 1	$ 67	$ 89
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	5	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	1	(25)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(72)
Fair Value, Recurring | Other Current Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	1	66
Fair Value, Recurring | Other Noncurrent Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value		1
Significant Unobservable Inputs (Level 3) | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	1
Significant Unobservable Inputs (Level 3) | Fair Value, Recurring | Other Current Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 1	66
Significant Unobservable Inputs (Level 3) | Fair Value, Recurring | Other Noncurrent Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value		$ 1